Concentration of Risks	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Concentration of Risks
3.	Concentration of Risks

(a)	Concentration of credit risk
Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments. As of December 31, 2021, the aggregate amount of cash and cash equivalents, restricted cash and short-term investments of RMB36,825 were held at major financial institutions located in the PRC and RMB275,306 were deposited with international financial institutions located outside the PRC, among which included short-term debt investments of RMB65,108 issued by a private equity fund outside the PRC that are mandatorily redeemable (Note 4). As of December 31, 2022, the aggregate amount of cash and cash equivalents RMB240,542 (US$34,876) was held at major financial institutions located in the PRC and RMB8,768 (US$1,271) was deposited with international financial institutions located outside the PRC. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. The Group selected reputable international financial institutions with high credit ratings to deposit its foreign currencies. The Company regularly monitors the credit ratings of the international financial institutions to avoid any potential defaults. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its cash and demand deposits back in full. The Group continues to monitor the financial strength of the financial institutions. There has been no recent history of default in relation to these financial institutions.

(b)	Business supplier risk
The Group relies on external supplies for raw materials and certain components and parts used in the Group’s products. Some of the components for AAVs are currently selected to be purchased from a single source to improve cost-efficiency. As the result of the
COVID-19
pandemic, the Group has experienced delayed fulfillments from suppliers in 2021. Disruption in the supply of components, whether or not from a single-source supplier, could temporarily disrupt commercial production of the Group’s AAVs.

Suppliers accounting for 10% or more of total purchases of materials were:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Supplier
A	7,807	3,056	443
B	8,405	*	*
C	7,596	*	*

*	less than 10% of total purchase of materials of the Group.

(c)	Customer risk
The success of the Group’s business going forward will rely in part on the Group’s ability to continue to obtain and expand its business from existing customers while also attracting new customers. For the year end December 31, 2022, the majority of the Group’s revenue generated from sales of passenger-grade AAVs are from a limited number of customers that mainly operate the AAVs on a limited trial basis in tourism locations in China, rather than in broad, mainstream commercial operations. The
COVID-19
outbreak has had a particularly severe impact on the global tourism industry. Some customers have been materially adversely affected, which resulted in failing to make payments owed to the Group in a timely manner or at all. This may further result in these customers to ceasing purchases, canceling or reducing orders for the Group’s products or services or failing to make payments owed to us in a timely manner or at all, which would materially and adversely impact the Group’s business and result of operations.
External customers with 10% or more of the Group’s revenues are:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Customer
A	22,655	*	*	*
B	92,331	*	*	*
C	24,071	7,080	*	*
D	*	19,646	*	*
E	*	*	9,217	1,336
F	*	*	5,611	814
G	*	*	4,630	671

*	less than 10% of total revenues of the Group.
As of December 31, 2021, accounts receivable (including the
non-current
portion recorded in other
non-current
assets), net of allowances, from the top three customers amounted to RMB32,385, accounting for 58% of the Group’s total balance. As of December 31, 2022, accounts receivable, net of allowances, from the top two customers amounted to RMB8,095 (US$1,174), accounting for 40% of the Group’s total balance.

(d)	Currency convertibility risk
The Group primarily transacts its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the ‘‘PBOC’’). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

(e)	Foreign currency exchange rate risk
From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. Most of the Group’s revenues and costs are denominated in RMB, while a portion of cash and cash equivalents is denominated in U.S. dollars. Any significant revaluation of RMB may materially and adversely affect the Group’s loss and shareholders’ equity in U.S. dollars.